Company Background (Details Narrative) (10-K) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2015	Feb. 07, 2014	Jan. 03, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jun. 30, 2018	May 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies [Abstract]
Ownership interest												100.00%
Proceeds from sale of common stock		$ 3,923,100						$ 60,000	$ 0
Number of common stock shares sold		6,276,960						567,644	0
Warrants term		5 years	5 years							5 years
Warrants to purchase of common stock shares		6,276,960	3,321,600							14,446,777
Warrant exercise price per share		$ 0.625	$ 0.625							$ 0.625	$ 0.625
Outstanding principal amount of notes payable			$ 2,076,000							$ 8,489,036
Shares of common stock issued upon conversion of notes payable			3,353,437							14,446,777
Warrants converted into common stock upon reverse merger			$ 0.625							$ 0.625
Stock options cancelled		15,290,486
Stock option cancelled price per share		$ 0.07
Stock options issued in substitution of cancelled options		6,889,555
Stock options issued in substitution of cancelled options, price per share		$ 0.155
Additional stock options issued purchase number of common stock		20,867,266
Additional stock options issued purchase number of common stock, price per share		$ 0.625
Outstanding principal notes repaid in full													$ 500,000	$ 55,000
Common stock, par value	$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Company's shares of common stock in ratio approximately	Common Stock in a ratio of approximately 2.2:1
Net losses				$ 928,888	$ 363,156	$ 3,076,873	$ 1,197,035	$ 1,985,234	$ 1,783,705
Accumulated deficit				$ 60,995,969		$ 60,995,969		57,919,096	$ 55,933,862
Additional paid in capital to business plan								$ 4,138,435
Percentage of employee base salary					75.00%		75.00%